LOANS (Tables)	12 Months Ended
Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of composition of loan portfolio

Loans consisted of the following as of June 30:

	2015	2014
	(In thousands)
Real estate:
Residential (1)	$178,989	$184,380
Commercial	41,762	43,887
Residential construction	1,318	2,661
Commercial	3,327	1,904
Consumer and other	701	627

Total loans	226,097	233,459

Unadvanced construction loans	(680)	(1,658)
	225,417	231,801

Net deferred loan costs	804	705
Allowance for loan losses	(2,175)	(2,380)
Loans, net	$224,046	$230,126

(1)  Residential real estate loans include one-to-four family mortgage loans, second mortgage loans, and home equity lines of credit.

Schedule of the allowance for loan losses by portfolio segment
	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Unallocated	Total
	(In thousands)
Year Ended June 30, 2015
Allowance for loan losses:
Beginning balance	$1,279	$907	$13	$12	$24	$145	$2,380
Charge-offs	(98)	(879)	-	-	(44)	-	(1,021)
Recoveries	45	211	-	12	13	-	281
Provision (credit)	(135)	667	(8)	17	33	(39)	535
Ending balance	$1,091	$906	$5	$41	$26	$106	$2,175

At June 30, 2015
Ending balance: Amount of allowance for loan losses for impaired loans	$103	$-	$-	$17	$-	$-	$120
Ending balance: Amount of allowance for loan losses for non-impaired loans	$988	$906	$5	$24	$26	$106	$2,055

Loans: Ending balance	$178,989	$41,637	$763	$3,327	$701	$-	$225,417	(1)

Ending balance: Impaired loans	$2,413	$4,138	$-	$24	$-	$-	$6,575

Ending balance: Non-impaired loans	$176,576	$37,499	$763	$3,303	$701	$-	$218,842

(1) Does not include deferred fees or costs.

	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Unallocated	Total
	(In thousands)
Year Ended June 30, 2014
Allowance for loan losses:
Beginning balance	$1,201	$1,315	$22	$17	$36	$102	$2,693
Charge-offs	(200)	(199)	-	-	(52)	-	(451)
Recoveries	37	-	5	14	27	-	83
Provision (credit)	241	(209)	(14)	(19)	13	43	55
Ending balance	$1,279	$907	$13	$12	$24	$145	$2,380

At June 30, 2014
Ending balance: Amount of allowance for loan losses for impaired loans	$104	$104	$-	$-	$-	$-	$208
Ending balance: Amount of allowance for loan losses for non-impaired loans	$1,175	$803	$13	$12	$24	$145	$2,172

Loans: Ending balance	$184,380	$43,315	$1,575	$1,904	$627	$-	$231,801	(1)

Ending balance: Impaired loans	$3,752	$4,387	$-	$397	$-	$-	$8,536

Ending balance: Non-impaired loans	$180,628	$38,928	$1,575	$1,507	$627	$-	$223,265

(1) Does not include deferred fees or costs.

Schedule of the company's loans by risk rating
	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Total
	(In thousands)
June 30, 2015

Grade:
Pass	$175,677	$34,052	$763	$3,246	$700	$214,438
Special Mention	442	2,159	-	-	-	2,601
Substandard	2,870	3,716	-	81	1	6,668
Doubtful	-	1,710	-	-	-	1,710
Loss	-	-	-	-	-	-
Total	$178,989	$41,637	$763	$3,327	$701	$225,417

	Residential	Commercial	Residential		Consumer
	Real Estate	Real Estate	Construction	Commercial	and Other	Total
	(In thousands)
June 30, 2014

Grade:
Pass	$180,080	$33,034	$1,575	$1,459	$627	$216,775
Special Mention	175	2,065	-	-	-	2,240
Substandard	4,125	6,553	-	445	-	11,123
Doubtful	-	1,663	-	-	-	1,663
Loss	-	-	-	-	-	-
Total	$184,380	$43,315	$1,575	$1,904	$627	$231,801

Schedule of the summary of past due and non-accrual loans

The following is a summary of past due and non-accrual loans at June 30, 2015 and 2014:

			90 days
	30–59 Days	60–89 Days	or Greater	Total	Total
	Past Due	Past Due	Past Due	Past Due	Non-accrual
	(In thousands)
2015
Real estate:
Residential	$290	$193	$755	$1,238	$2,731
Commercial	-	-	2,316	2,316	2,886
Commercial	-	-	-	-	22
Consumer and other	4	-	-	4	1
Total	$294	$193	$3,071	$3,558	$5,640

2014
Real estate:
Residential	$357	$571	$1,497	$2,425	$3,977
Commercial	-	383	2,208	2,591	3,051
Commercial	-	-	-	-	28
Consumer and other	6	-	-	6	-
Total	$363	$954	$3,705	$5,022	$7,056

Schedule of information pertaining to impaired loans
	At June 30, 2015			Year Ended June 30, 2015
						Interest
		Unpaid		Average	Interest	Income
	Recorded	Principal	Related	Recorded	Income	Recognized
	Investment	Balance	Allowance	Investment	Recognized	on Cash Basis
	(In thousands)
Impaired loans without a valuation allowance:
Real estate:
Residential	$868	$873		$1,534	$29	$-
Commercial	4,138	4,678		4,378	81	-
Commercial	2	2		276	21	-
Total	$5,008	$5,553		$6,188	$131	$-

Impaired loans with a valuation allowance:
Real estate:
Residential	$1,545	$1,619	$103	$1,575	$16	$1
Commercial	22	22	17	25	-	-
Total	$1,567	$1,641	$120	$1,600	$16	$1

Total impaired loans:
Real estate:
Residential	$2,413	$2,492	$103	$3,109	$45	$1
Commercial	4,138	4,678	-	4,378	81	-
Commercial	24	24	17	301	21	-
Total	$6,575	$7,194	$120	$7,788	$147	$1

	At June 30, 2014			Year Ended June 30, 2014
						Interest
		Unpaid		Average	Interest	Income
	Recorded	Principal	Related	Recorded	Income	Recognized
	Investment	Balance	Allowance	Investment	Recognized	on Cash Basis
	(In thousands)
Impaired loans without a valuation allowance:
Real estate:
Residential	$2,101	$2,229		$1,909	$25	$6
Commercial	3,646	4,122		3,054	44	38
Commercial	397	397		85	-	-
Consumer and other	-	-		7	1	-
Total	$6,144	$6,748		$5,055	$70	$44

Impaired loans with a valuation allowance:
Real estate:
Residential	$1,651	$1,711	$104	$1,682	$34	$9
Commercial	741	804	104	532	2	2
Total	$2,392	$2,515	$208	$2,214	$36	$11

Total impaired loans:
Real estate:
Residential	$3,752	$3,940	$104	$3,591	$59	$15
Commercial	4,387	4,926	104	3,586	46	40
Commercial	397	397	-	85	-	-
Consumer and other	-	-	-	7	1	-
Total	$8,536	$9,263	$208	$7,269	$106	$55

Schedule of modifications that were deemed to be troubled debt restructures
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
	(Dollars in thousands)
Year ended June 30, 2015:
Real estate:
Residential	5	$709	$741

Year ended June 30, 2014:
Real estate:
Residential	1	$38	$39
Commercial	1	198	210

Schedule of the summary of troubled debt restructurings that have subsequently defaulted within one year of modification
	Number of	Recorded
	Contracts	Investment
	(Dollars in thousands)
Year ended June 30, 2015:
Real estate:
Residential	1	$181
Commercial	1	207

Year ended June 30, 2014:
Real estate:
Residential	1	$201